SCHEDULE OF DEFERRED TAX LIABILITIES AND ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax liabilities:
Property, plant and equipment	$ (39,172)	$ (37,118)
Commodity contracts	(189)	(103)
Leases		(18)
Stock based compensation	835	377
Asset retirement obligations	461	425
Other	15
Loss carry-forward	29,349	33,078
Deferred tax assets and liabilities	$ (8,701)	$ (3,359)